RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. RELATED PARTY TRANSACTIONS

Professional fees

During 2019, the Company paid or accrued professional fees of $165,970 (2018 – $79,804) and capital stock issuance costs of $313,193 (2018 – $259,081), to Koffman Kalef LLP, a law firm of which the Company’s Corporate Secretary is a partner. At December 31, 2019, $128,821 (2018 – $105,375) was payable to Koffman Kalef LLP.

Key management compensation

The Company’s key management personnel have authority and responsibility for planning, directing, and controlling the activities of the Company and include the Company’s Chief Executive Officer (“CEO”), President, Chief Financial Officer (“CFO”), Chief Operating Officer (“COO”), and directors. Key management personnel compensation is summarized as follows:

	2019	2018
Management fees (1)	$585,916	$431,250
Management remuneration(2)	1,157,801	612,880
Director fees	173,370	69,039
Share-based compensation(3), (4)	4,785,651	2,471,541
	$6,702,738	$3,584,710

(1) Total management fees of $585,916 were paid to a company controlled by the CEO of which $298,416 (2018 – $Nil) was recorded as exploration and evaluation expenditures (note 5).

(2) Remuneration and short-term benefits were paid to the President, CFO, and COO, of which $432,845 (2018 – $32,190) was recorded as exploration and evaluation expenditures (note 5).

(3) Share-based compensation is the vested portion of the fair value at grant date of stock options awarded to all directors and officers of the Company.

(4) During 2019, the Company recorded share-based compensation of $2,511,804 (2018 – $912,550) for the vested portion of options granted to the CEO,CFO, COO, and the Company’s VP of Exploration and Technical Services , of which $1,647,417 (2018 – $138,803) was recorded as exploration and evaluation expenditures (note 5) and $864,387 (2018 – $773,747) was expensed.

Other transactions

During 2019, the Company:

  paid remuneration of $156,037 (2018 – $127,171) to an employee providing technical services who is an immediate family member of the CEO, of which $151,006 (2018 – $81,799) was recorded as exploration and evaluation expenditures (note 5) and $5,031 (2018 – $45,372) was expensed. The Company also recorded share-based compensation of $131,865 (2018 – $40,397) for the vested portion of stock options granted to this employee, of which $125,272 (2018 – $27,237) was recorded as exploration and evaluation expenditures (note 5) and $6,593 (2018 – $13,160) was expensed;

  paid remuneration of $20,609 (2018 – $Nil) to an employee providing technical services who is an immediate family member of the COO which was recorded as exploration and evaluation expenditures (note 5); and

  recorded loans receivable at December 31, 2019 of $341,294 (2018 – $40,499) due from officers of the Company. The loans accrue interest at a rate of 2% per annum and are due at December 31, 2020.

The Company has an allocation of costs agreement with Goldsource Mines Inc. (“Goldsource”), a company related by common directors and officers, whereby the Company shares salaries, administrative services, and other expenses. During 2019, the Company allocated to Goldsource $210,639 (2018 – $138,541) for its share of these expenses, of which $36,428 (2018 – $79,105) was receivable from Goldsource at December 31, 2019. Amounts allocated to Goldsource are due at the end of each fiscal quarter and accrue interest at a rate of 1% per month, if in arrears for greater than 30 days.